Subsequent Events (Details) - USD ($) $ in Thousands		6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 06, 2020	Jul. 03, 2020	Jun. 30, 2020	Jul. 20, 2020	Aug. 20, 2014	Dec. 31, 2019
American Depository Share [Member]
Subsequent Event [Line Items]
Net proceeds from issuance			$ 5,182			$ 856
Shares issued			222,671			42,756
GSL Matisse [Member]
Subsequent Event [Line Items]
Net proceeds from sale of vessels		$ 3,567
Utrillo [Member]
Subsequent Event [Line Items]
Net proceeds from sale of vessels				$ 3,567
Subsequent Event [Member] | American Depository Share [Member]
Subsequent Event [Line Items]
Net proceeds from issuance	$ 253
Shares issued	12,356
Series B Preferred Shares [Member]
Subsequent Event [Line Items]
Net proceeds from issuance					$ 33,497
Preferred shares, shares outstanding			16,655			14,428
Series B Preferred Shares [Member] | American Depository Share [Member]
Subsequent Event [Line Items]
Preferred shares, shares outstanding			2,227			428
Series B Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares outstanding	16,779
Series B Preferred Shares [Member] | Subsequent Event [Member] | American Depository Share [Member]
Subsequent Event [Line Items]
Preferred shares, shares outstanding	124